UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

     Eamon Smith     New York, New York     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $161,997 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     5148    28600 SH       SOLE                    28600
ANCESTRY COM INC               COM              032803108     6542   231000 SH       SOLE                   231000
ATMEL CORP                     COM              049513104     7784   631800 SH       SOLE                   631800
BOYD GAMING CORP               COM              103304101     7384   696600 SH       SOLE                   696600
CBS CORP NEW                   CL B             124857202     3804   199700 SH       SOLE                   199700
CHANGYOU COM LTD               ADS REP CL A     15911M107     5802   203500 SH       SOLE                   203500
COINSTAR INC                   COM              19259P300      322     5700 SH       SOLE                     5700
E-COMMERCE CHINA DANGDANG IN   SPN ADS COM A    26833A105     1218    45000 SH       SOLE                    45000
ELONG INC                      SPONSORED ADR    290138205      277    14000 SH       SOLE                    14000
ENTERCOM COMMUNICATIONS CORP   CL A             293639100     3648   315000 SH       SOLE                   315000
ENTROPIC COMMUNICATIONS INC    COM              29384R105     3792   313900 SH       SOLE                   313900
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     6140   280000 SH       SOLE                   280000
GEEKNET INC                    COM NEW          36846Q203     4565   182400 SH       SOLE                   182400
INFORMATION SERVICES GROUP I   COM              45675Y104     4453  2151023 SH       SOLE                  2151023
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112       30  3979300 SH       SOLE                  3979300
INTERVAL LEISURE GROUP INC     COM              46113M108     6711   415779 SH       SOLE                   415779
KU6 MEDIA CO LTD               SPONSORED ADR    48274B103      946   191100 SH       SOLE                   191100
LAMAR ADVERTISING CO           CL A             512815101     3912    98200 SH       SOLE                    98200
LAS VEGAS SANDS CORP           COM              517834107    10830   235700 SH       SOLE                   235700
MEDIAMIND TECHNOLOGIES INC     COM              58449C100     3028   221000 SH       SOLE                   221000
METROPCS COMMUNICATIONS INC    COM              591708102     2252   178300 SH       SOLE                   178300
MGM RESORTS INTERNATIONAL      COM              552953101     6510   438400 SH       SOLE                   438400
MOVE INC COM                   COM              62458M108    30002 11673887 SH       SOLE                 11673887
NII HLDGS INC                  CL B NEW         62913F201     3492    78200 SH       SOLE                    78200
RENTRAK CORP                   COM              760174102      426    14120 SH       SOLE                    14120
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     9268   197200 SH       SOLE                   197200
SAPIENT CORP                   COM              803062108     2957   244400 SH       SOLE                   244400
SIRIUS XM RADIO INC            COM              82967N108     2790  1711800 SH       SOLE                  1711800
SOHU COM INC                   COM              83408W103     4711    74200 SH       SOLE                    74200
VONAGE HLDGS CORP              COM              92886T201     6273  2800600 SH       SOLE                  2800600
YAHOO INC                      COM              984332106     2079   125000 SH       SOLE                   125000
YOUKU COM INC                  SPONSORED ADR    98742U100     4901   140000 SH       SOLE                   140000